Net Loss From Continuing Operations - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 93,776	$ 77,671	$ 56,604
Cost of revenue
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	84,878	69,197	48,582
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	2,863	2,878	2,962
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	4,606	4,474	4,410
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,429	$ 1,122	$ 650